Long-term Debt - Description (Details) $ / shares in Units, € in Thousands, AED in Thousands, $ in Thousands	3 Months Ended	12 Months Ended						14 Months Ended	24 Months Ended
	Mar. 23, 2016	Dec. 31, 2016 USD ($) $ / shares	Dec. 31, 2016 EUR (€)	Dec. 19, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Sep. 12, 2008 USD ($)	Jul. 29, 2012	Dec. 31, 2016 EUR (€)	Dec. 31, 2016 AED	Jan. 31, 2013	Dec. 31, 2011
Debt Instrument [Line Items]
Interest expense		$ 36,499			$ 37,608	$ 33,898
Umnenga
Debt Instrument [Line Items]
DWT	66,895
Borrowing base facility agreement dated 9/16/2016
Debt Instrument [Line Items]
Number of tranches		3								3	3
Maximum borrowing capacity		$ 1,000,000
Borrowing base facility agreement dated 9/16/2016 | Minimum
Debt Instrument [Line Items]
Net worth		410,000
Working Capital Balance		$ 125,000
Current ratio		115.00%								115.00%	115.00%
Interest coverage ratio		190.00%								190.00%	190.00%
Borrowing base facility agreement dated 9/16/2016 | Tranche A
Debt Instrument [Line Items]
Amount of each tranche		$ 155,000
Loan reference interest rate		LIBOR	LIBOR
Debt instrument basis spread		2.10%	2.10%
Loan's tenor		1 year	1 year
Borrowing base facility agreement dated 9/16/2016 | Tranche B
Debt Instrument [Line Items]
Amount of each tranche		$ 75,000
Loan reference interest rate		LIBOR	LIBOR
Debt instrument basis spread		2.50%	2.50%
Loan's tenor		2 years	2 years
Borrowing base facility agreement dated 9/16/2016 | Tranche C
Debt Instrument [Line Items]
Amount of each tranche		$ 770,000
Loan reference interest rate		lender's cost of funds	lender's cost of funds
Debt instrument basis spread		2.00%	2.00%
Secured syndicated term loan 8/30/2005
Debt Instrument [Line Items]
Loan amount		$ 35,500
Number of tranches		5								5	5
Amount of each tranche		$ 7,100
Loan reference interest rate		LIBOR	LIBOR
Debt instrument basis spread		1.55%	1.55%
Weighted average interest rate (including the margin)		2.23%			1.84%	1.78%				2.23%	2.23%
Interest rate at year end		2.48%			1.96%					2.48%	2.48%
Secured syndicated term loan 8/30/2005 | Minimum
Debt Instrument [Line Items]
Net worth		$ 410,000
Current ratio		115.00%								115.00%	115.00%
Liquidity Ratio		50.00%								50.00%	50.00%
Secured syndicated term loan 8/30/2005 | Maximum
Debt Instrument [Line Items]
Gearing ratio		75.00%								75.00%	75.00%
Secured term loan facility under senior secured credit facility 12/19/2006
Debt Instrument [Line Items]
Loan amount		$ 33,400
Number of tranches		5								5	5
Amount of each tranche		$ 6,680
Loan reference interest rate		LIBOR	LIBOR
Debt instrument basis spread		1.15%	1.15%
Weighted average interest rate (including the margin)		1.65%			1.36%	1.33%				1.65%	1.65%
Interest rate at year end		1.94%			1.54%					1.94%	1.94%
Secured term loan facility under senior secured credit facility 12/19/2006 | Minimum
Debt Instrument [Line Items]
Net worth		$ 410,000
Current ratio		115.00%								115.00%	115.00%	115.00%
Interest coverage ratio		160.00%								160.00%	160.00%
Security cover ratio		125.00%								125.00%	125.00%
Minimum liquidity with lender		$ 30,000
Daily free liquid ratio		$ 15,000
Secured term loan facility under senior secured credit facility 12/19/2006 | Maximum
Debt Instrument [Line Items]
Gearing ratio		70.00%								70.00%	70.00%		65.00%
Secured term loan 10/25/2006
Debt Instrument [Line Items]
Loan amount		$ 26,250
Number of tranches		3								3	3
Amount of each tranche		$ 8,750
Loan reference interest rate		LIBOR	LIBOR
Debt instrument basis spread		1.30%	1.30%
Weighted average interest rate (including the margin)		1.97%			1.59%	1.54%				1.97%	1.97%
Interest rate at year end		2.27%			1.83%					2.27%	2.27%
Secured term loan 10/25/2006 | Minimum
Debt Instrument [Line Items]
Net worth		$ 410,000
Current ratio		115.00%								115.00%	115.00%
Liquidity Ratio		50.00%								50.00%	50.00%
Security cover ratio		125.00%								125.00%	125.00%
Secured term loan 10/25/2006 | Maximum
Debt Instrument [Line Items]
Gearing ratio		75.00%								75.00%	75.00%
Secured term loan 10/27/2006
Debt Instrument [Line Items]
Loan amount		$ 17,600
Number of tranches		2								2	2
Amount of each tranche		$ 8,800
Weighted average interest rate (including the margin)		1.87%			1.45%	1.39%				1.87%	1.87%
Interest rate at year end		2.12%			1.62%					2.12%	2.12%
Secured term loan 10/27/2006 | Principal amount repayable in quarterly installments
Debt Instrument [Line Items]
Amount of each tranche		$ 6,160
Loan reference interest rate		LIBOR	LIBOR
Debt instrument basis spread		1.15%	1.15%
Repayment frequency		quarterly	quarterly
Secured term loan 10/27/2006 | Principal amount payable in balloon payment
Debt Instrument [Line Items]
Amount of each tranche		$ 2,640
Loan reference interest rate		LIBOR	LIBOR
Debt instrument basis spread		1.25%	1.25%
Secured term loan 10/27/2006 | Minimum
Debt Instrument [Line Items]
Security cover ratio		125.00%								125.00%	125.00%
Secured syndicated term loan 10/30/2006
Debt Instrument [Line Items]
Loan amount		$ 64,750
Number of tranches		7								7	7
Amount of each tranche		$ 9,250
Loan reference interest rate		LIBOR	LIBOR
Debt instrument basis spread		1.30%	1.30%
Weighted average interest rate (including the margin)		1.97%			1.59%	1.53%				1.97%	1.97%
Interest rate at year end		2.25%			1.76%					2.25%	2.25%
Secured syndicated term loan 10/30/2006 | Minimum
Debt Instrument [Line Items]
Net worth		$ 410,000
Current ratio		115.00%								115.00%	115.00%
Liquidity Ratio		50.00%								50.00%	50.00%
Security cover ratio		130.00%								130.00%	130.00%
Secured syndicated term loan 10/30/2006 | Maximum
Debt Instrument [Line Items]
Gearing ratio		75.00%								75.00%	75.00%
Secured term loan 7/5/2007
Debt Instrument [Line Items]
Loan amount		$ 43,160						$ 37,560
Number of tranches		5						5		5	5
Amount of each tranche		$ 8,632						$ 7,512
Weighted average interest rate (including the margin)		2.09%			1.72%	1.67%				2.09%	2.09%
Interest rate at year end		2.33%			1.81%					2.33%	2.33%
Repayment installments		40	40
Repayment frequency		quarterly	quarterly
Repayment amount		$ 216
Secured term loan 7/5/2007 | Minimum
Debt Instrument [Line Items]
Net worth		$ 410,000
Current ratio		115.00%								115.00%	115.00%
Interest coverage ratio		160.00%								160.00%	160.00%
Security cover ratio		120.00%								120.00%	120.00%
Minimum liquidity with lender		$ 30,000
Daily free liquid ratio		$ 15,000
Secured term loan 7/5/2007 | Maximum
Debt Instrument [Line Items]
Gearing ratio		70.00%								70.00%	70.00%
Secured term loan 7/5/2007 | Andros, Dilos, Ios tranches
Debt Instrument [Line Items]
Loan reference interest rate		LIBOR	LIBOR
Debt instrument basis spread		1.00%	1.00%
Secured term loan 7/5/2007 | Tinos and Sifnos tranches
Debt Instrument [Line Items]
Loan reference interest rate		LIBOR	LIBOR
Debt instrument basis spread		2.00%	2.00%
Secured syndicated term loan 4/24/2008
Debt Instrument [Line Items]
Loan amount		$ 38,800
Number of tranches		4								4	4
Amount of each tranche		$ 9,700
Loan reference interest rate		LIBOR	LIBOR
Debt instrument basis spread		1.40%	1.40%
Weighted average interest rate (including the margin)		2.08%			1.68%	1.64%				2.08%	2.08%
Interest rate at year end		2.40%			2.01%					2.40%	2.40%
Secured syndicated term loan 4/24/2008 | Minimum
Debt Instrument [Line Items]
Net worth		$ 410,000
Current ratio		115.00%								115.00%	115.00%
Liquidity Ratio		50.00%								50.00%	50.00%
Security cover ratio		130.00%								130.00%	130.00%
Secured syndicated term loan 4/24/2008 | Maximum
Debt Instrument [Line Items]
Gearing ratio		75.00%								75.00%	75.00%
Secured syndicated term loan 7/8/2008
Debt Instrument [Line Items]
Loan amount		$ 15,000
Loan reference interest rate		LIBOR	LIBOR
Debt instrument basis spread		5.25%	5.25%						1.25%
Weighted average interest rate (including the margin)		5.57%			5.60%	5.53%				5.57%	5.57%
Interest rate at year end					5.57%
Secured term loan 4/1/2010
Debt Instrument [Line Items]
Loan amount | €										€ 3,740
Fixed interest rate		4.36%								4.36%	4.36%
Secured term loan dated 3/22/2016
Debt Instrument [Line Items]
Loan amount		$ 13,000
Loan reference interest rate		LIBOR	LIBOR
Debt instrument basis spread		4.50%	4.50%
Weighted average interest rate (including the margin)		5.21%								5.21%	5.21%
Interest rate at year end		5.50%								5.50%	5.50%
Repayment installments		12	12
Repayment frequency		quarterly	quarterly
Balloon payment		$ 4,286
Secured term loan dated 3/22/2016 | Minimum
Debt Instrument [Line Items]
Security cover ratio		125.00%								125.00%	125.00%
Unsecured Senior Notes
Debt Instrument [Line Items]
Loan amount		$ 48,300
Interest rate at year end		9.00%								9.00%	9.00%
Debt maturity date		Nov. 01, 2018	Nov. 01, 2018
Proceeds from convertible debt		$ 51,802
Convertible Senior Notes - Liability component		41,076
Convertible Senior Notes - Equity component		12,537
Debt instrument premium		5,313
Interest expense		10,993			$ 10,131		$ 6,148
Non-cash amortization		5,452			3,669		2,698
Contractual interest payable semi-annually		5,541			$ 6,462		$ 3,450
Senior convertible notes 2013
Debt Instrument [Line Items]
Loan amount		$ 86,250
Fixed interest rate		4.00%								4.00%	4.00%
Proceeds from convertible debt		$ 83,447
Convertible Senior Notes - Liability component		72,696
Convertible Senior Notes - Equity component		$ 13,554
Maturity date of conversion		May 01, 2018	May 01, 2018
Senior convertible notes 2013 | Excluding underwriters over allotment option
Debt Instrument [Line Items]
Loan amount		$ 75,000
Senior convertible notes 2013 | Underwriters over allotment option
Debt Instrument [Line Items]
Loan amount		$ 11,250
Senior convertible notes 2013 | Conversion of prior to maturity date; common stock requirement
Debt Instrument [Line Items]
Conversion share price | $ / shares		$ 14.23
Senior convertible notes 2013 | Conversion of prior to maturity date; common stock requirement period after 5 consecutive days
Debt Instrument [Line Items]
Consecutive trading days		5 days	5 days
Senior convertible notes 2013 | Conversion of prior to maturity date; common stock per principal amount requirement period after 30 consecutive days
Debt Instrument [Line Items]
Shares per $ 1,000 principal amount of convertible debt		70.2679	70.2679
Principal amount of convertible debt		$ 1,000
Threshold trading days		20	20
Consecutive trading days		30 days	30 days
Senior convertible notes 2013 | Minimum | Conversion of prior to maturity date; common stock requirement
Debt Instrument [Line Items]
Percentage threshold of share price		130.00%	130.00%
Senior convertible notes 2013 | Minimum | Conversion of prior to maturity date; common stock requirement period after 5 consecutive days
Debt Instrument [Line Items]
Percentage threshold of share price		98.00%	98.00%
Senior convertible notes due 2018
Debt Instrument [Line Items]
Cash consideration				$ 44,200
Repayment amount				$ 40,000
Senior convertible notes due 2021
Debt Instrument [Line Items]
Loan amount		$ 150,000
Interest rate at year end		8.30%								8.30%	8.30%
Fixed interest rate		4.25%								4.25%	4.25%
Proceeds from convertible debt		$ 145,125
Convertible Senior Notes - Liability component		130,236
Convertible Senior Notes - Equity component		$ 19,764
Maturity date of conversion		Jun. 15, 2021	Jun. 15, 2021
Principal amount of convertible debt		$ 1,000
Interest expense		343
Non-cash amortization		130
Contractual interest payable semi-annually		$ 213
Senior convertible notes due 2021 | Conversion of prior to maturity date; common stock requirement
Debt Instrument [Line Items]
Conversion share price | $ / shares		$ 14.95
Senior convertible notes due 2021 | Conversion of prior to maturity date; common stock requirement period after 5 consecutive days
Debt Instrument [Line Items]
Consecutive trading days		5 days	5 days
Senior convertible notes due 2021 | Conversion of prior to maturity date; common stock per principal amount requirement period after 30 consecutive days
Debt Instrument [Line Items]
Shares per $ 1,000 principal amount of convertible debt		66.912	66.912
Principal amount of convertible debt		$ 1,000
Threshold trading days		20	20
Consecutive trading days		30 days	30 days
Senior convertible notes due 2021 | Minimum | Conversion of prior to maturity date; common stock requirement
Debt Instrument [Line Items]
Percentage threshold of share price		130.00%	130.00%
Senior convertible notes due 2021 | Minimum | Conversion of prior to maturity date; common stock requirement period after 5 consecutive days
Debt Instrument [Line Items]
Percentage threshold of share price		98.00%	98.00%
Roll over agreement 4/1/2010
Debt Instrument [Line Items]
Loan amount | €										€ 5,680
Loan reference interest rate		EURIBOR	EURIBOR
Debt instrument basis spread		1.26%	1.26%
Repayment frequency		quarterly	quarterly
Repayment amount | €			€ 95,000
Roll over loan agreement 3/21/2014
Debt Instrument [Line Items]
Loan amount		$ 4,455
Loan reference interest rate		LIBOR	LIBOR
Debt instrument basis spread		2.80%	2.80%
Weighted average interest rate (including the margin)		2.96%			3.08%	3.03%				2.96%	2.96%
Interest rate at year end		3.13%			3.13%					3.13%	3.13%
Repayment installments		40	40
Repayment frequency		quartertly	quartertly
Term loan facility agreement dated 10/7/2015
Debt Instrument [Line Items]
Loan amount		$ 120,000									AED 440,000
Loan reference interest rate		EIBOR	EIBOR
Debt instrument basis spread		3.00%	3.00%
Term loan facility agreement dated 10/7/2015 | Interest floor rate
Debt Instrument [Line Items]
Interest rate at year end		5.50%								5.50%	5.50%
Term loan facility agreement dated 10/7/2015 | Minimum
Debt Instrument [Line Items]
Net worth		$ 410,000
Working Capital Balance		$ 125,000
Current ratio		115.00%								115.00%	115.00%
Interest coverage ratio		190.00%								190.00%	190.00%
Term loan facility agreement dated 10/7/2015 | Minimum | The period ending December 31, 2016
Debt Instrument [Line Items]
Net worth		$ 100,000
Current ratio		100.00%								100.00%	100.00%
Debt service coverage ratio		125.00%								125.00%	125.00%
Security value		64.00%	64.00%
Term loan facility agreement dated 10/7/2015 | Maximum
Debt Instrument [Line Items]
Solvency ratio		70.00%								70.00%	70.00%
Term loan facility agreement dated 10/7/2015 | Maximum | The period ending December 31, 2016
Debt Instrument [Line Items]
Gearing ratio		150.00%								150.00%	150.00%
Leverage ratio		700.00%								700.00%	700.00%
Term loan facility agreement dated 10/7/2015 | Maximum | Each quarter of 2017
Debt Instrument [Line Items]
Leverage ratio		600.00%								600.00%	600.00%
Term loan facility agreement dated 10/7/2015 | Maximum | Each quarter of 2018
Debt Instrument [Line Items]
Leverage ratio		500.00%								500.00%	500.00%
Term loan facility agreement dated 10/7/2015 | Maximum | After 2018
Debt Instrument [Line Items]
Leverage ratio		400.00%								400.00%	400.00%